General (Tables)	12 Months Ended
Dec. 31, 2020
General
Summary of premiums and contract charges by product
The following table summarizes premiums and contract charges by product.

($ in thousands)	2020	2019	2018
Premiums
Traditional life insurance	$62,575	$61,980	$59,185
Accident and health insurance	17,367	46,472	44,262
Total premiums	79,942	108,452	103,447

Contract charges
Interest-sensitive life insurance	77,557	77,324	76,931
Fixed annuities	(81)	(10)	263
Total contract charges	77,476	77,314	77,194
Total premiums and contract charges	$157,418	$185,766	$180,641